Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Years Ending December 31,	RMB	US$ (Note 2(d))
2016	53,393	8,243
2017	46,051	7,109
2018	33,978	5,245
2019	26,795	4,136
2020	26,307	4,061
Thereafter	28,508	4,401
Total	215,032	33,195